Long-Term Debt, Summary (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total	$ 174,870	$ 160,689
Wells Fargo Bank, National Association and other bank entities [Member]
Debt Instrument [Line Items]
Senior debt	27,401	449
Subordinated debt	4,305	5,387
Junior subordinated debt	401	388
Other long-term debt	7,082	6,634
Total	39,189	12,858
Wells Fargo Bank, National Association and other bank entities [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Subordinated debt	4,305	5,387
Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	117	116
Junior subordinated debt	401	388
Wells Fargo Bank, National Association and other bank entities [Member] | Floating-rate advances-Federal Home Loan Bank (FHLB) [Member]
Debt Instrument [Line Items]
Senior debt	27,000	0
Wells Fargo Bank, National Association and other bank entities [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior debt	262	307
Wells Fargo Bank, National Association and other bank entities [Member] | Finance leases [Member]
Debt Instrument [Line Items]
Senior debt	22	26
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Total	$ 27,401
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.21%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.54%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate advances-Federal Home Loan Bank (FHLB) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.71%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate advances-Federal Home Loan Bank (FHLB) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.93%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.13%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	17.78%
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Total	$ 4,305
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.25%
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.74%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Total	$ 401
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.73%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.18%
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member]
Debt Instrument [Line Items]
Total	$ 7,082
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.24%
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	9.50%
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Total	$ 1,280	1,545
Other Consolidated Subsidiaries [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	369	398
Other Consolidated Subsidiaries [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior debt	911	1,147
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Total	$ 1,280
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.46%
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.46%
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Senior debt	$ 111,852	116,944
Subordinated debt	21,379	27,970
Junior subordinated debt	1,170	1,372
Total	134,401	146,286
Wells Fargo & Company [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	43,749	62,525
Subordinated debt	21,379	27,970
Junior subordinated debt	827	1,041
Wells Fargo & Company [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Senior debt	1,046	5,535
Junior subordinated debt	343	331
Wells Fargo & Company [Member] | FixFloat notes [Member]
Debt Instrument [Line Items]
Senior debt	60,752	43,010
Wells Fargo & Company [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Senior debt	6,305	5,874
Wells Fargo & Company [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Total	$ 111,852
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.50%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.75%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.49%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.74%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.81%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.01%
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Total	$ 21,379
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Long-Term Debt Textual [Abstract]
Debt instrument, unamortized discount	121	123
Debt issuance costs, gross	$ 2	2
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.45%
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.57%
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Total	$ 1,170
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.58%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.08%
VIEs that we do not consolidate [Member]
Debt Instrument [Line Items]
Junior subordinated debt		332
Long-Term Debt Textual [Abstract]
Junior subordinated debenture owed to unconsolidated subsidiary trust	$ 401	388
Affiliate entity [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Long-Term Debt Textual [Abstract]
Debt issuance costs, gross	$ 365	$ 329